Jun. 07, 2017
Frontier Netols Small Cap Value Fund
Frontier Netols Small Cap Value Fund

FRONTIER FUNDS, INC. (the “Company”)

Frontier Netols Small Cap Value Fund (the “Fund”)

Institutional Class Shares (FNSVX)
Service Class Shares (FNVSX)
Class Y Shares (FNSYX)

Supplement dated June 7, 2017, to Prospectus Dated October 31, 2016

On June 6, 2017, the Board of Directors (the “Board”) of the Company unanimously approved the replacement of Netols Asset Management, Inc. (“Netols”), the subadviser to the Fund, with Phocas Financial Corporation (“Phocas”).  Effective July 1, 2017, Phocas will assume the day-to-day investment management responsibilities for the Fund.  Phocas is an established small-cap value manager that has served as subadviser to another portfolio of the Company, the Frontier Phocas Small Cap Value Fund (the “Phocas Fund”), since 2010.

Netols had recently notified the Fund’s investment adviser, Frontegra Asset Management, Inc. (“Frontegra”), that it wished to resign as subadviser due to the pending retirement of Netols’ owner and the Fund’s lead portfolio manager, and provided notice of termination of the Fund’s existing subadvisory agreement in accordance with the terms of the agreement.  In order to avoid disruption to the Fund and its shareholders and to ensure the orderly transition of the Fund’s portfolio management, the Board determined to terminate the subadvisory agreement with Netols effective as of the close of business on June 30, 2017 and approved an interim subadvisory agreement with Phocas, to be effective July 1, 2017.  The subadvisory agreement will stay in effect for a period of up to 150 days while the Board and Frontegra evaluate alternatives for the Fund, which Frontegra anticipates will include a recommendation to reorganize the Fund into the Phocas Fund, subject to shareholder approval.

The Fund’s investment objective, principal strategy to invest at least 80% of its assets in the equity securities of small-cap value companies and investment policies will remain the same.  Frontegra will continue as the Fund’s investment adviser and the Fund’s investment advisory fee will remain the same.  Under the interim subadvisory agreement, Frontegra will pay Phocas the subadvisory fee at the same rate currently payable to Netols.  A discussion regarding the Board’s basis for approving the interim subadvisory agreement will be included in the Fund’s semi-annual report for the period ended June 30, 2017.

Effective July 1, 2017, the Fund’s net expense ratio will be reduced by 0.15% for each class of the Fund pursuant to a revised expense limitation agreement between Frontegra and the Fund, as discussed below.

Phocas uses a different investment strategy than Netols in selecting small-cap value securities.  Upon Phocas assuming day-to-day investment management responsibilities for the Fund, it is expected that most of the Fund’s existing holdings will be sold and replaced by new securities identified by Phocas.  Accordingly, it is possible that the Fund will experience higher portfolio turnover and increased trading costs in the short term until the Fund’s portfolio is fully transitioned to Phocas’ investment strategy.  In addition, shareholders who are not tax exempt may experience tax consequences as the Fund’s portfolio is transitioned to Phocas’ strategy.  The Fund will generate capital gains or losses on the sale of its portfolio securities.  The amount of capital gains generated could be significant.  The Fund may be required to distribute those capital gains to shareholders.  Phocas expects that the implementation of its investment process will result in the Fund experiencing a higher portfolio turnover rate and holding a larger number of securities than under Netols’ management.  You should consult your tax adviser for further information about federal, state and local tax consequences relative to your specific situation.

The Board also approved a new expense limitation agreement for the Fund, effective July 1, 2017.  Frontegra has agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.95%, 1.10% and 1.35% of the Fund’s average daily net assets attributable to Institutional Class, Service Class and Class Y shares, respectively, through October 31, 2019.

Effective upon Phocas assuming day-to-day investment management responsibilities for the Fund, the changes listed below are made to the prospectus.  Except as provided below, all references to “Netols” in its capacity as subadviser to the Fund shall be deleted and replaced with references to “Phocas.”

Under the heading “Principal Investment Strategy” in summary section, the first two sentences are deleted and replaced with the following sentence and the following paragraph is added after the last sentence:

Under normal market conditions, the Fund invests at least 80% of its net assets in domestic common stocks and other equity securities (including convertible preferred stocks and warrants) of small-capitalization companies, consistent with companies within the Russell 2000® Value Index.

The Fund pursues its investment objective by investing in a diversified portfolio of small-capitalization securities selling at discounts to their fair value as assessed by the investment and research team of Phocas Financial Corporation (“Phocas”), the Fund’s subadviser.  Phocas will typically invest in 80 to 120 companies with initial weightings between 0.50% to 1.50% of the Fund’s total assets in order to have broad industry representation and reduce individual security risk within the Fund.

Under the heading “Principal Investment Risks” in the summary section and the heading “Principal Investment Strategy—Principal Investment Risks” the following risk factors are added:

Sector Risks.  Although Phocas selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors.  Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.  Given the current composition of the Russell 2000® Value Index, the Fund may invest a relatively large percentage of its assets in the financial sector and, therefore, the Fund’s performance may be adversely affected by volatility in financial and credit markets.  Financial services companies are subject to extensive government regulation, interest rate risk, credit losses and price competition, among other factors.

High Portfolio Turnover Risk.  During the initial period of Phocas’ management of the Fund, the Fund may experience a high portfolio turnover rate (over 100%).  High portfolio turnover is likely to lead to increased Fund expenses, such as brokerage commissions and other transaction costs.  Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns.

The existing “Value Investing” risk factor under the heading “Principal Investment Risks” in the summary section and “Principal Investment Strategy—Principal Investment Risks” is deleted and replaced with the following:

Value Investing Risks.  The Fund invests primarily in value-style stocks, stocks whose prices Phocas believes are undervalued in relation to fundamental measures.  Value stocks may never increase in price or pay dividends as anticipated by Phocas, or may decline even further if the market fails to recognize the company’s value, if the factors that Phocas believes will increase the price do not occur or if a stock judged to be undervalued is actually appropriately priced.

This supplement should be retained with your Prospectus for future reference.

The date of this Supplement to the Prospectus is June 7, 2017.